Oil and Gas Activities (Unaudited) (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Impairment expense					$ 17,400,000
Exploration costs previously capitalized				$ 0	20,000
Costs capitalized for exploratory wells				0
United States
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Impairment expense				$ 3,400,000
United Kingdom
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Exploration costs previously capitalized			$ 20,000
Capitalized costs related to petroleum license					$ 700,000
Series A Preferred Stock
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Percent of shares transferred	100.00%
One Stone Exchange Agreement
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Impairment expense	$ 7,800,000	$ 7,800,000
Exploration costs previously capitalized	$ 3,400,000	$ 3,400,000
One Stone Exchange Agreement | Nautilus Poplar, LLC (NP)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Ownership percentage, sold in period	100.00%